Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2024 item
Noncontrolling Interest [Line Items]
Number of additional public common stock offerings	5
Number of additional public preferred stock offerings	3
Number of subsidiaries	72
Number of drybulk vessels	46
Number of newbuild vessels	7
Safe Bulkers | Polys Hajioannou
Noncontrolling Interest [Line Items]
Ownership percentage by largest shareholder	45.96%